Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Schedule Of Other Liabilities
Other liabilities consist of the following:

As at December 31,	2019	2018
Accounts payable	$1,903	$2,045
Bank overdrafts and cash pooling	30	104
Repurchase agreements (Note 5)	1,850	1,824
Accrued expenses and taxes	3,251	3,137
Borrowed funds(1)	320	188
Senior financing(2)	1,967	2,066
Accrued post-retirement benefit liability (Note 25)	675	651
Secured borrowings from mortgage securitization (Note 5)	1,715	1,453
Lease liabilities	902	—
Put option liability (Note 5)	956	—
Deferred payments liability	438	—
Other	930	685
Total other liabilities	$14,937	$12,153

(1) The change in Borrowed funds relates to net cash flow changes of $132 in 2019 ($(40) in 2018) and foreign exchange rate movements of $nil in 2019 ($1 in 2018).
(2) The change in Senior financing relates to foreign exchange rate movements of $(99) in 2019 ($161 in 2018).

Schedule of Borrowings
Borrowed funds include the following:

As at December 31,	Currency of borrowing	Maturity	2019	2018
Encumbrances on real estate	Cdn. dollars	Current – 2033	$320	$177
Encumbrances on real estate	U.S. dollars	Current – 2020	—	11
Total borrowed funds			$320	$188
The following obligations are included in Senior debentures as at December 31:

	Interest rate	Earliest par call or redemption date	Maturity	2019	2018
SLF Inc. senior debentures:
Series D issued June 30, 2009(2)	5.70%	n/a	2019	$—	$300
Series E issued August 23, 2011(2)	4.57%	n/a	2021	300	299
Sun Life Assurance senior debentures:(3)
Issued to Sun Life Capital Trust (“SLCT I”)
Series B issued June 25, 2002	7.09%	June 30, 2032(4)	2052	200	200
Issued to Sun Life Capital Trust II (“SLCT II”)
Series C issued November 20, 2009(5)	6.06%	December 31, 2019	2108	—	500
Total senior debentures				$500	$1,299
Fair value				$585	$1,390

(1)	All senior debentures are unsecured.

(2)
Redeemable in whole or in part at any time prior to maturity at a price equal to the greater of par and a price based on the yield of a corresponding Government of Canada bond plus 0.575% for the Series D debentures and 0.53% for the Series E debentures. On July 2, 2019, SLF Inc.’s Series D debentures matured and SLF Inc. repaid all of the outstanding $300 principal amount of such debentures together with all accrued and unpaid interest.

(3)	Redemption is subject to regulatory approval.

(4)
Redeemable in whole or in part on any interest payment date or in whole upon the occurrence of a Regulatory Event or Tax Event, as described in the debenture. Prior to June 30, 2032, the redemption price is the greater of par and a price based on the yield of a corresponding Government of Canada bond plus 0.32%; from June 30, 2032, the redemption price is par.

(5)
The following obligations are included in Subordinated debt as at December 31, and qualify as capital for Canadian regulatory purposes:

	Interest rate	Earliest par call or redemption date(1)		Maturity	2019	2018
Sun Life Assurance:
Issued May 15, 1998(2)	6.30%	n/a		2028	$150	$150
Sun Life Financial Inc.:
Issued May 29, 2007(3)	5.40%	May 29, 2037	(4)	2042	398	398
Issued May 13, 2014(5)	2.77%	May 13, 2019		2024	—	250
Issued September 25, 2015(6)	2.60%	September 25, 2020		2025	500	499
Issued February 19, 2016(7)	3.10%	February 19, 2021		2026	349	349
Issued September 19, 2016(8)	3.05%	September 19, 2023	(4)	2028	996	995
Issued November 23, 2017(9)	2.75%	November 23, 2022		2027	399	398
Issued August 7, 2019(10)	2.38%	August 13, 2024		2029	746	—
Total subordinated debt					$3,538	$3,039
Fair value					$3,727	$3,129

(1) The debentures issued by SLF Inc. in 2007 are redeemable at any time and the debentures issued by SLF Inc. in 2014, 2015, 2016, and 2017 are redeemable on or after the date specified. From the date noted, the redemption price is par and redemption may only occur on a scheduled interest payment date. Redemption of all subordinated debentures is subject to regulatory approval.
(2) 6.30% Debentures, Series 2, due 2028, issued by The Mutual Life Assurance Company of Canada, which subsequently changed its name to Clarica Life Insurance Company (“Clarica”) and was amalgamated with Sun Life Assurance. These debentures are redeemable at any time. Prior to May 15, 2028, the redemption price is the greater of par and a price based on the yield of a corresponding Government of Canada bond plus 0.16%.
(3) Series 2007-1 Subordinated Unsecured 5.40% Fixed/Floating Debentures due 2042. From May 29, 2037, interest is payable at 1.00% over Canadian dollar offered rate for three-month bankers’ acceptances (“CDOR”).
(4) For redemption of the 2007 debentures prior to the date noted, and for redemptions of the September 19, 2016 debentures between September 19, 2021 and September 19, 2023, the redemption price is the greater of par and a price based on the yield of a corresponding Government of Canada bond plus 0.25% for the 2007 debentures and 0.52% for the September 19, 2016 debentures.
(5) Series 2014-1 Subordinated Unsecured 2.77% Fixed/Floating Debentures due 2024. On May 13, 2019, SLF Inc. redeemed all of the outstanding $250 principal amount of these debentures in accordance with the redemption terms attached to such debentures.
(6) Series 2015-1 Subordinated Unsecured 2.60% Fixed/Floating Debentures due 2025. From September 25, 2020, interest is payable at 1.43% over CDOR.
(7) Series 2016-1 Subordinated Unsecured 3.10% Fixed/Floating Debentures due 2026. From February 19, 2021, interest is payable at 2.20% over CDOR.
(8) Series 2016-2 Subordinated Unsecured 3.05% Fixed/Floating Debentures due 2028. From September 19, 2023, interest is payable at 1.85% over CDOR.
(9) Series 2017-1 Subordinated Unsecured 2.75% Fixed/Floating Debentures due 2027. From November 23, 2022, interest is payable at 0.74% over CDOR.
(10) Series 2019-1 Subordinated Unsecured 2.38% Fixed/Floating Debentures due 2029. From August 13, 2024, interest is payable at 0.85% over CDOR.